Note 22 - Wilson Bank Holding Company - Parent Company Financial Information - Statements of Earnings (Details) - USD ($)		3 Months Ended												12 Months Ended
		Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Directors’ fees														$ 586,000	$ 543,000	$ 677,000
														74,628,000	69,080,000	60,391,000
Income taxes														11,067,000	8,783,000	19,354,000
Net earnings		$ 7,972,000	$ 10,266,000	$ 9,516,000	$ 8,290,000	$ 9,833,000	$ 7,972,000	$ 7,309,000	$ 7,480,000	$ 3,574,000	$ 6,469,000	$ 6,988,000	$ 6,495,000	36,044,000	32,594,000	23,526,000
Parent Company [Member]
Dividends from commercial bank subsidiary														2,800,000	3,000,000	1,500,000
Directors’ fees														283,000	254,000	334,000
Other														885,000	1,351,000	805,000
														1,168,000	1,605,000	1,139,000
Income before Federal income tax benefits and equity in undistributed earnings of commercial bank subsidiary														1,632,000	1,395,000	361,000
Income taxes														287,000	468,000	359,000
														1,919,000	1,863,000	720,000
Equity in undistributed earnings of commercial bank subsidiary	[1]													34,125,000	30,731,000	22,806,000
Net earnings														$ 36,044,000	$ 32,594,000	$ 23,526,000

[1]	Eliminated in consolidation.